Initial Public Offering (Details) - USD ($)				3 Months Ended	12 Months Ended
	Jul. 03, 2025	Jul. 08, 2024	Jul. 03, 2024	Dec. 31, 2025	Sep. 30, 2025
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from initial public offering (in Dollars)			$ 50,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued	5,000,000		5,000,000
Price per share (in Dollars per share)	$ 10		$ 10
Each unit will be separated into	1		1
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued	750,000		750,000	750,000	750,000
Underwriters option period from the date of initial public offering				45 days	45 days
Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued	750,000	750,000
Price per share (in Dollars per share)	$ 10	$ 10
Gross proceeds from initial public offering (in Dollars)	$ 7,500,000	$ 7,500,000